LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 13.3%
	ASSET MANAGEMENT - 0.7%
85	Blackstone, Inc.	$ 7,780

	CHEMICALS - 0.5%
20	Sherwin-Williams Company	4,984

	CONSTRUCTION MATERIALS - 0.8%
95	Owens Corning	8,440

	ELECTRICAL EQUIPMENT - 0.3%
85	Carrier Global Corporation	3,767

	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
160	Trex Company, Inc.(a)	7,342

	HOME & OFFICE PRODUCTS - 0.3%
20	Whirlpool Corporation	2,931

	HOME CONSTRUCTION – 3.6%
95	DR Horton, Inc.	8,170
115	Lennar Corporation, Class B	8,349
150	Masco Corporation	7,617
135	PulteGroup, Inc.	6,045
170	Toll Brothers, Inc.	8,145
		38,326
	MACHINERY - 0.2%
30	Stanley Black & Decker, Inc.	2,452

	METALS & MINING - 1.4%
325	Newmont Corporation	15,428

	RETAIL - CONSUMER STAPLES - 1.1%
75	Walmart, Inc.	11,432

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 13.3% (Continued)
	RETAIL - DISCRETIONARY - 3.1%
50	Floor & Decor Holdings, Inc., Class A(a)	$ 3,732
45	Home Depot, Inc.	14,579
55	Lowe's Companies, Inc.	11,690
30	Williams-Sonoma, Inc.	3,507
		33,508
	TRANSPORTATION & LOGISTICS - 0.6%
65	CH Robinson Worldwide, Inc.	6,514

	TOTAL COMMON STOCKS (Cost $171,707)	142,904

	EXCHANGE-TRADED FUNDS — 86.4%
	COMMODITY - 4.5%
895	abrdn Bloomberg All Commodity Strategy K-1 Free	24,326
1,390	Graniteshares Gold Trust(a)	24,381
		48,707
	EQUITY - 22.6%
1,795	iShares Core Dividend Growth ETF	93,931
50	iShares ESG MSCI EM Leaders ETF	2,319
270	iShares Global Materials ETF	22,478
935	iShares International Dividend Growth ETF	54,641
640	iShares MSCI USA Small-Cap Min Vol Factor ETF	23,162
300	Utilities Select Sector SPDR Fund	21,429
390	Vanguard Global ex-U.S. Real Estate ETF	16,497
430	WisdomTree Emerging Markets Quality Dividend Growth Fund ARS	9,473
		243,930
	FIXED INCOME - 59.3%
445	iShares ESG Aware USD Corporate Bond ETF	10,093
1,615	iShares MBS ETF	151,794
2,505	Schwab US TIPS ETF	133,016
1,725	VanEck J. P. Morgan EM Local Currency Bond ETF	41,814
985	Vanguard Emerging Markets Government Bond ETF	61,405
2,035	Vanguard Intermediate-Term Corporate Bond ETF	159,909

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.4% (Continued)
	FIXED INCOME - 59.3% (Continued)
1,355	Vanguard Intermediate-Term Treasury ETF	$ 80,135
		638,166

	TOTAL EXCHANGE-TRADED FUNDS (Cost $969,704)	930,803

	TOTAL INVESTMENTS - 99.7% (Cost $1,141,411)	$ 1,073,707
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	2,926
	NET ASSETS - 100.0%	$ 1,076,633

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 10.5%
	AEROSPACE & DEFENSE - 0.8%
140	Boeing Company(a)	$ 25,043

	APPAREL & TEXTILE PRODUCTS - 0.6%
182	NIKE, Inc., Class B	19,964

	ASSET MANAGEMENT - 0.7%
14	BlackRock, Inc.	10,024
140	Blackstone, Inc.	12,814
		22,838
	AUTOMOTIVE - 0.2%
280	Ford Motor Company	3,892
98	General Motors Company	3,975
		7,867
	BANKING - 0.2%
56	JPMorgan Chase & Company	7,738

	BIOTECH & PHARMA - 0.5%
126	Merck & Company, Inc.	13,875

	CABLE & SATELLITE - 0.1%
112	Comcast Corporation, Class A	4,104

	ENTERTAINMENT CONTENT - 0.2%
70	Walt Disney Company(a)	6,851

	HOUSEHOLD PRODUCTS - 0.2%
84	Colgate-Palmolive Company	6,508

	INTERNET MEDIA & SERVICES - 0.8%
238	Alphabet, Inc., Class C(a)	24,145

	LEISURE FACILITIES & SERVICES - 0.4%
112	Starbucks Corporation	11,446

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 10.5% (Continued)
	METALS & MINING - 1.7%
924	Newmont Corporation	$ 43,862
84	Royal Gold, Inc.	9,436
		53,298
	OIL & GAS PRODUCERS - 0.9%
196	Devon Energy Corporation	13,430
98	Diamondback Energy, Inc.	14,506
		27,936
	RETAIL - CONSUMER STAPLES - 1.8%
56	Target Corporation	9,356
294	Walmart, Inc.	44,812
		54,168
	SEMICONDUCTORS - 0.2%
42	Texas Instruments, Inc.	7,578

	SOFTWARE - 0.2%
84	Oracle Corporation	6,975

	SPECIALTY FINANCE - 0.3%
84	Capital One Financial Corporation	8,672

	TECHNOLOGY HARDWARE - 0.2%
112	Cisco Systems, Inc.	5,569

	TRANSPORTATION & LOGISTICS - 0.5%
112	CH Robinson Worldwide, Inc.	11,225
14	FedEx Corporation	2,551
		13,776

	TOTAL COMMON STOCKS (Cost $317,249)	328,351

	EXCHANGE-TRADED FUNDS — 89.4%
	COMMODITY - 3.4%
1,694	abrdn Bloomberg All Commodity Strategy K-1 Free	46,043

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.4% (Continued)
	COMMODITY - 3.4% (Continued)
3,472	Graniteshares Gold Trust(a)	$ 60,899
		106,942
	EQUITY - 16.7%
2,128	iShares Core Dividend Growth ETF	111,358
126	iShares ESG MSCI EM Leaders ETF	5,843
560	iShares Global Materials ETF	46,620
2,842	iShares International Dividend Growth ETF	166,087
1,792	iShares MSCI USA Small-Cap Min Vol Factor ETF	64,852
910	Utilities Select Sector SPDR Fund	65,001
1,386	Vanguard Global ex-U.S. Real Estate ETF	58,628
		518,389
	FIXED INCOME - 69.3%
1,246	iShares ESG Aware USD Corporate Bond ETF	28,259
4,550	iShares MBS ETF	427,655
392	Schwab Short-Term U.S. Treasury ETF	18,957
6,132	Schwab US TIPS ETF	325,609
2,744	SPDR Portfolio High Yield Bond ETF	63,030
5,110	VanEck J. P. Morgan EM Local Currency Bond ETF	123,866
3,038	Vanguard Emerging Markets Government Bond ETF	189,389
3,640	Vanguard Intermediate-Term Corporate Bond ETF	286,031
6,972	Vanguard Intermediate-Term Treasury ETF	412,324
3,612	Vanguard Long-Term Corporate Bond ETF	282,567
		2,157,687

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,851,427)	2,783,018

	TOTAL INVESTMENTS - 99.9% (Cost $3,168,676)	$ 3,111,369
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	3,521
	NET ASSETS - 100.0%	$ 3,114,890

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5%
	AEROSPACE & DEFENSE - 0.9%
297	Boeing Company(a)	$ 53,127

	APPAREL & TEXTILE PRODUCTS - 0.9%
486	NIKE, Inc., Class B	53,309

	ASSET MANAGEMENT - 1.5%
54	BlackRock, Inc.	38,664
531	Blackstone, Inc.	48,602
		87,266
	AUTOMOTIVE - 1.2%
2,052	Ford Motor Company	28,523
999	General Motors Company	40,519
		69,042
	ENTERTAINMENT CONTENT - 0.5%
276	Walt Disney Company(a)	27,012

	INTERNET MEDIA & SERVICES – 1.0%
540	Alphabet, Inc., Class C(a)	54,783

	METALS & MINING - 2.8%
1,991	Newmont Corporation	94,513
567	Royal Gold, Inc.	63,691
		158,204
	RETAIL - CONSUMER STAPLES - 1.9%
168	Target Corporation	28,068
540	Walmart, Inc.	82,307
		110,375
	RETAIL - DISCRETIONARY - 0.9%
162	Home Depot, Inc.	52,486

	SOFTWARE - 1.1%
729	Oracle Corporation	60,529

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	SPECIALTY FINANCE - 0.5%
257	Capital One Financial Corporation	$ 26,533

	TECHNOLOGY HARDWARE - 0.6%
732	Cisco Systems, Inc.	36,395

	TELECOMMUNICATIONS - 0.9%
1,323	Verizon Communications, Inc.	51,571

	TRANSPORTATION & LOGISTICS - 0.8%
459	CH Robinson Worldwide, Inc.	46,001

	TOTAL COMMON STOCKS (Cost $858,063)	886,633

	EXCHANGE-TRADED FUNDS — 84.4%
	COMMODITY - 3.8%
4,158	abrdn Bloomberg All Commodity Strategy K-1 Free	113,014
5,913	Graniteshares Gold Trust(a)	103,714
		216,728
	EQUITY - 41.5%
12,987	iShares Core Dividend Growth ETF	679,611
1,215	iShares Global Materials ETF	101,149
7,317	iShares International Dividend Growth ETF	427,605
9,942	JPMorgan Equity Premium Income ETF	564,507
2,214	Utilities Select Sector SPDR Fund	158,146
2,862	Vanguard Global ex-U.S. Real Estate ETF	121,063
1,215	Vanguard Real Estate ETF	107,017
10,071	WisdomTree Emerging Markets Quality Dividend Growth Fund	221,864
		2,380,962
	FIXED INCOME - 39.1%
3,619	iShares MBS ETF	340,150
7,610	Schwab US TIPS ETF	404,091
14,256	VanEck J. P. Morgan EM Local Currency Bond ETF	345,565

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.4% (Continued)
	FIXED INCOME - 39.2% (Continued)
6,399	Vanguard Emerging Markets Government Bond ETF	$ 398,914
9,697	Vanguard Long-Term Corporate Bond ETF	758,596
		2,247,316

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,788,818)	4,845,006

	TOTAL INVESTMENTS - 99.9% (Cost $5,646,881)	$ 5,731,639
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	7,059
	NET ASSETS - 100.0%	$ 5,738,698

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.